LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 9,698	$ 13,138
Operating lease liabilities - current	3,273	4,876
Operating lease liabilities - non-current	6,737	8,296
Total operating lease liabilities	$ 10,010	$ 13,172